Summary of Stock Option Activity Non-vested (Details)	9 Months Ended
Sep. 30, 2021 $ / shares shares
Equity [Abstract]
Non-vested Shares Outstanding, Beginning Balance | shares
Non-vested, Weighted Average Grant Date Fair Value, Outstanding Beginning Balance | $ / shares
Non-vested Shares, Granted | shares	54,750,000
Non-vested, Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.03
Non-vested Shares, Vested | shares	(14,416,667)
Non-vested, Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 0.05
Non-vested Shares, Forfeited | shares	(25,500,000)
Non-vested, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 0.07
Non-vested Shares Outstanding, Ending Balance | shares	14,833,333
Non-vested, Weighted Average Grant Date Fair Value, Outstanding Ending Balance | $ / shares	$ 0.11